UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Balanced ETF Fund (Class A)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

For the period from the Fund’s inception (January 23, 2012) to December 31, 2012, the Great-West SecureFoundation® Balanced Fund (Class A shares) returned 8.94% (not including the sales charge), relative to 10.57% for the Wilshire 5000 Index and 4.39% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.39% (composite benchmark return was 8.55%). The outperformance of the Fund was due primarily to outperformance of certain key underlying funds (Vanguard MSCI EAFE ETF and Vanguard FTSE Emerging Markets ETF). Although these investments are index funds, positive tracking error worked to the Fund’s benefit over the period.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2012*	10,349.00	10,846.88	11,060.00	10,431.00

*For the period January 23, 2012 through December 31, 2012.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2012

Since Inception
Class A (including sales charge)	3.49%*
Class A (not including sales charge)	8.94%*

*Since inception on January 23, 2012.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	37.22%
Cash or Cash Equivalents	1.29%
International Equity	15.10%
Large-Cap Equity	26.65%
Mid-Cap Equity	10.82%

Small-Cap Equity	8.92%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class A
Actual	$1,000.00	$1, 056.70	$3.29

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.07	$3.24

*Expenses are equal to the Fund’s annualized expense ratio of 0.63% for the Class A shares, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.10%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of December 31, 2012

Shares	Value

BOND EXCHANGE TRADED FUNDS
13,509	Vanguard Total Bond Market ETF	$1,135,161

TOTAL BOND EXCHANGE TRADED FUNDS—37.25% (Cost $1,142,635)		$1,135,161

EQUITY EXCHANGE TRADED FUNDS
10,338	Vanguard MSCI EAFE ETF	364,208
2,162	Vanguard MSCI Emerging Markets ETF	96,274
4,061	Vanguard Russell 2000 ETF	272,128
12,455	Vanguard S&P 500 ETF	812,564
4,846	Vanguard S&P Mid-Cap 400 ETF	329,867

TOTAL EQUITY EXCHANGE TRADED FUNDS — 61.52% (Cost $1,737,041)		$1,875,041

MONEY MARKET MUTUAL FUNDS
39,264	Federated Government Obligations Fund Institutional Class	39,264

TOTAL MONEY MARKET MUTUAL FUNDS — 1.29% (Cost $39,264)		$39,264

TOTAL INVESTMENTS — 100.06% (Cost $2,918,940)		$3,049,466

OTHER ASSETS & LIABILITIES, NET — (0.06)%		$(1,833)

TOTAL NET ASSETS — 100.00%		$3,047,633

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West SecureFoundation® Balanced ETF Fund

ASSETS:
Investments at fair value, unaffiliated(a)	$3,049,466
Dividends receivable	1

Total Assets	3,049,467

LIABILITIES:
Payable to investment adviser	1,269
Payable for distribution fees	565

Total Liabilities	1,834

NET ASSETS	$3,047,633

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$28,345
Paid-in capital in excess of par	2,881,972
Net unrealized appreciation on investments	130,526
Undistributed net investment income	17
Accumulated net realized gain on investments	6,773

TOTAL NET ASSETS	$3,047,633

CAPITAL STOCK:
Authorized	35,000,000
Issued and Outstanding	283,453

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.75

MAXIMUM OFFERING PRICE PER SHARE(b)	$11.32

(a) Cost of investments, unaffiliated	$2,918,940
(b) Maximum offering price per share represents the net asset value per share divided by 0.95, based on maximum sales charge of 5.00% of the Fund’s offering price.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal period ended December 31, 2012 (a)

Great-West SecureFoundation® Balanced ETF Fund

INVESTMENT INCOME:
Dividends	$47,214

Total Income	47,214

EXPENSES:
Management fees	2,270
Audit fees	21,213
Administrative services fee	4,549
Bank and custodian fees	945
Directors’ fees	997
Distribution fees - Class A	3,576
Investment administration fees	6,543
Registration Fees	17,178
Legal fees	8,362
Transfer agent fees and expenses	3,573
Shareholder reports expense	2,322
Other	561

Total Expenses	72,089

Less amount reimbursed by investment adviser	64,541
Less amount waived by distributor - Class A	502

Net Expenses	7,046

NET INVESTMENT INCOME	40,168

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,343
Realized gain distributions received	3,464

Net realized gain	6,807

Net change in unrealized appreciation on investments	130,526

Net Realized and Unrealized Gain on Investments	137,333

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$177,501

(a) The Fund’s inception date was January 23, 2012.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended December 31, 2012

2012(a)
Great-West SecureFoundation® Balanced ETF Fund

OPERATIONS:
Net investment income	$40,168
Net realized gain	6,807
Net change in unrealized appreciation	130,526

Net Increase in Net Assets Resulting from Operations	177,501

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(40,151)
From net realized gains	(34)

Total Distributions	(40,185)

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,059,977
Shares issued in reinvestment of distributions	40,185
Shares redeemed	(189,845)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,910,317

Total Increase in Net Assets	3,047,633

NET ASSETS:
Beginning of period	$0

End of period (b)	$3,047,633

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	297,564
Shares issued in reinvestment of distributions	3,756
Shares redeemed	(17,867)

Net Increase	283,453

(a) The Fund’s inception date was January 23, 2012.
(b) Including undistributed net investment income:	$17

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

Fiscal Year Ended December 31, 2012(a)
Great-West SecureFoundation® Balanced ETF Fund - Class A

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)
Capital gain distributions received	0.02	(b)
Net realized and unrealized gain	0.59

Total From Investment Operations	0.89

LESS DISTRIBUTIONS:
From net investment income	(0.14)
From net realized gains	0.00	(c)

Total Distributions	(0.14)

NET ASSET VALUE, END OF PERIOD	$10.75

TOTAL RETURN(d) (e) (f)	8.94%	(g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$3,048
Ratio of expenses to average net assets(h)
Before reimbursement and waiver	5.05%	(i)
After reimbursement and waiver	0.49%	(i)
Ratio of net investment income (loss) to average net assets(h)
Before reimbursement and waiver	(1.74%	)(i)
After reimbursement and waiver	2.81%	(i)
Portfolio turnover rate	176%	(g)

(a)	The Fund’s inception date was January 23, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	The distribution from net realized gains was less than $0.01 per share.
(d)	Performance does not reflect the effect of the sales charges.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Performance shown net of distribution fees waived and expenses reimbursed. Without the waiver and expense reimbursement, the return shown would have been lower.
(g)	Not annualized for periods less than one full year.
(h)	Does not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds. The Fund inception date was January 23, 2012. Effective September 24, 2012, the Maxim SecureFoundation® Balanced ETF Portfolio’s name changed to Great-West SecureFoundation® Balanced ETF Fund. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. The minimum initial investment in the Fund is $10,000.

The Fund offers two share classes, referred to as Class A and Class S shares. This report includes information for Class A; Class S has not yet been capitalized. An initial sales charge of 5% is imposed on purchases of Class A shares and is deducted prior to the investment in the Fund.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of the Great-West SecureFoundation® Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

Investments in shares of the underlying Exchange Traded Funds (ETFs) are valued at the closing market price.

Investments in shares of the underlying mutual fund are valued at the net asset value as reported by the underlying mutual fund.

The Fund classifies valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained

Annual Report - December 31, 2012

from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2012, all investments of the Fund were in ETFs or mutual funds that are actively traded, therefore 100% of the investments were valued using Level 1 inputs. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Investments in the Fund are subject to risks related to its allocation strategy. The success of the Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying ETFs. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

ETF shares can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF share typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, the Fund may pay more or less than NAV when it buys ETF shares on the secondary market, and the Fund may receive more or less than NAV when it sells those shares.

The Fund’s underlying ETFs may invest in stocks, which may involve large price fluctuation and greater potential for loss than other types of investments. This may cause the underlying ETFs to be subject to large short-term declines in value.

The Fund’s underlying ETFs may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Fund may invest in underlying ETFs that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are paid or reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and paid or reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Annual Report - December 31, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal year ended 2012.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.16% of the average daily net assets of the Fund. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Adviser has agreed to reimburse operating expenses (excluding the administrative service and distribution fees) that are incurred by the Fund which exceed an annual rate of 0.07% of daily net assets (Expense Limit). The expense reimbursement may be revised at any time without notice. The amount reimbursed, if any, is reflected in the Statement of Operations.

The Adviser is permitted to recoup amounts reimbursed to the class in future periods, not exceeding three years, if the Fund’s other expenses including such recoupment do not exceed the Expense Limit. For the year ended December 31, 2012, the fee reimbursements were as follows:

Fees Reimbursed by the Adviser	Recoupment of Past Reimbursed Fees by the Adviser	Balance of Recoupable Expenses December 31, 2012
$64,541	$0	$64,541

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class A shares and for providing or arranging for the provision of services to Class A shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class A shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class A shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

The Fund has adopted an administrative services plan. Under this plan shareholder servicing agents will provide administrative and support services to shareholders. For these services Class A pays an annual fee of up to 0.05% of its average daily net assets.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

Annual Report - December 31, 2012

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of underlying investments were $5,617,599 and $2,702,002, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $2,918,940. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $139,226 and gross depreciation of securities in which there was an excess of tax cost over value of $8,700 resulting in net appreciation of $130,526.

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

2012
Distributions paid from:
Ordinary Income	$40,151
Long-term capital gain	34

$40,185

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,360
Undistributed capital gains	3,430

Net accumulated earnings	6,790

Net unrealized appreciation on investments	130,526
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$137,316

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

6. TAX INFORMATION (unaudited)

The Fund intends to pass through foreign tax credits of $226 and has derived gross income from sources within foreign countries amounting to $2,130.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders, for the year ended December 31, 2012 and were designated as follows:

Dividend Received Deduction	39%
Qualified Dividend income	40%

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West SecureFoundation® Balanced ETF Fund, one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statements of operations, changes in net assets, and the financial highlights for the period from January 23, 2012 (inception) to December 31, 2012. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with transfer agent and mutual fund companies. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of the Great-West SecureFoundation® Balanced ETF Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the period from January 23, 2012 (inception) to December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road,	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Greenwood Village, CO 80111 1943
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC;	64	N/A

1961			Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A

80111 1967
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director,	N/A	N/A

80111 1962			Great-West Capital Management, LLC
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

	(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

	(3)	Compliance with applicable governmental laws, rules, and regulations;

	(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

	(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees.     The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.     The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.     There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.     The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.     The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities.     The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.[4] The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.     The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)            (1)  Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

                (2)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                (3)  Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013